Trade, other payables and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade, Other Payables and Financial Liabilities

	2020	2019
Account payables	$63,461	$119,332
Account payables to related parties	2,970	14,086

	66,431	133,418
Others	252	84

	$66,683	$133,502